Business combinations - Acquisitions - MolecularMD Corp (Details) - USD ($) $ in Thousands		9 Months Ended
	Jan. 25, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill		$ 877,017		$ 756,260	$ 769,058
Cash outflows		$ 116,431	$ 1,645
MolecularMD Corp
Business Acquisition [Line Items]
Percentage of share capital acquired	100.00%
Cash	$ 686
Property, plant and equipment	1,697
Operating right-of-use assets	2,866
Goodwill	27,570
Accounts receivable	3,100
Unbilled revenue	2,421
Prepayments and other current assets	908
Other receivables	43
Accounts payable	(1,279)
Payments on account	(540)
Other liabilities	(1,932)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)
Non-current deferred tax liability	(3,487)
Net assets acquired	42,173
Cash outflows	42,349
Working capital adjustment	(176)
Total consideration	42,173
Order backlog | MolecularMD Corp
Business Acquisition [Line Items]
Intangible asset	2,787
Customer list | MolecularMD Corp
Business Acquisition [Line Items]
Intangible asset	$ 10,623